Income Tax (Expense)/Benefit (Tables)	6 Months Ended
Jun. 30, 2023
Schedule of components of income tax (expense)/benefit

	Six Months Ended June 30,
	2023	2022

	(in US$’000)
Current tax
HK	6	80
PRC	976	1,008
U.S. and others	52	1,694
Total current tax	1,034	2,782
Deferred income tax expense/(benefit)	1,696	(6,997)
Income tax expense/(benefit)	2,730	(4,215)

Schedule of reconciliation of the Group's reported income tax expense to the theoretical tax amount

	Six Months Ended June 30,
	2023	2022

	(in US$’000)
Income/(loss) before income taxes and equity in earnings of equity investees	137,088	(200,636)
Tax calculated at the statutory tax rate of the Company	22,620	(33,105)
Tax effects of:
Different tax rates applicable in different jurisdictions	(1,423)	1,771
Tax valuation allowance	(2,898)	41,374
Preferential tax rate difference	(39)	(67)
Preferential tax deduction and credits	(17,735)	(18,169)
Expenses not deductible for tax purposes	2,829	3,070
Utilization of previously unrecognized tax losses	(39)	(1)
Withholding tax on undistributed earnings of PRC entities	1,755	1,681
Income not subject to tax	(2,478)	(611)
Others	138	(158)
Income tax expense/(benefit)	2,730	(4,215)